Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale [Abstract]
Schedule of non-current assets and disposal groups held for sale and Liabilities included in disposal groups for sale
	2022	2021
	MCh$	MCh$
Assets received in lieu of payment or awarded at judicial sale (*)
Assets awarded at judicial sale	10,006	11,629
Assets received in lieu of payment	4,065	1,955
Provision for assets received in lieu of payment or awarded	(1,042)	(1,020)

Non-current assets for sale
Investments in other companies (**)	—	3,961
Assets for recovery of assets transferred in financial leasing operations	744	2,955

Disposal groups held for sale	—	—
Total	13,773	19,480

Schedule of provision for assets received in lieu of payment
Provision for assets received in lieu of payment	MCh$

Balance as of January 1, 2021	506
Provisions used	(138)
Provisions established	652
Provisions released	—
Balance as of December 31, 2021	1,020
Provisions used	(641)
Provisions established	663
Provisions released	—
Balance as of December 31, 2022	1,042